SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 10 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

a. Marketable securities:
As of December 31, 2011 the Company's entire investment portfolio was classified as available for sale. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified as held-to-maturity as of that date, to available-for-sale and as a result, a net unrecognized loss of approximately $160,000 was recognized as a separate component of comprehensive income (loss) as of that date. As of December 31, 2012, the Company had no material marketable securities.

The securities mature over the following years:
	December 31
	2011	2012
	In thousands
Mature within 12 months	$5,347
Mature after one year up to 2 years	4,047
Mature after two years up to 3 years	3,732
Mature after 3 years up to 7 years	5,515
Mature after 7 years up to 25 years	1,062
	$19,703	-,-

Through December 31, 2011, the amortized cost basis, aggregate fair value and unrealized holding gains and losses by securities were as follows:

	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	In thousands
December 31, 2011:
Quoted Israeli
corporate debentures	$20,895	$17,868	$198		$(3,225)
Quoted non-Israeli
corporate debentures	514	513	-,-		(1)
Non-quoted Israeli
corporate debentures	1,834	1,322	7		(519)
	$23,243	$19,703	$205	$	*(3,745)

*	As of December 31, 2011, the company recognized other than temporary impairment on all investments in an unrealized loss position.
	December 31
	2011	2012
	In thousands

b. Trade receivables
Open accounts	$6,482	$4,446

The allowance for doubtful accounts at December 31, 2011 and 2012 was zero.

	December 31
	2011	2012
	In thousands
c. Other current assets:
Government of Israel	$300	$464
Prepaid expenses	475	404
Advances to suppliers	1,451	747
Sundry	12	49
	$2,238	$1,664

d. Inventories:
Raw materials	$524	$1,009
Finished goods	3,558	2,699
	$4,082	$3,708

e. Accrued expenses and other payables:
	December 31
	2011	2012
	In thousands
Accrued expenses in respect of deferred income, see f. below	$94	$95
Employees and employee institutions	1,411	467
Provision for vacation pay	624	129
Provision for warranty *	1,217	1,072
Accrued royalties and commitments	1,733	1,412
Accrued interest	699	164
Executives**	372	1,021
Sundry	28	22
	$6,178	$4,382

**	Two executives, who are shareholders agreed to defer part of the payment of their compensation. This deferral is included in the amounts above.

	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$998	$911	$1,217
Payments made under the warranty	(440)	(184)	(59)
Product warranties issued for new sales	550	585	392
Changes in accrual in respect of pre-existing
warranties	(197)	(95)	(478)
Balance at end of year	$911	$1,217	$1,072

f. Deferred income:
	December 31
	2011		2012
	In thousands
Revenues to be recognized in future periods		$2,350		$2,367
Applicable PCS and other costs		(94)		(95)
	$	*2,256	$	*2,272

	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$1,371	$1,933	$2,256
Recognized during the year	(849)	(1,069)	(1,157)
Deferred income relating to new sales	1,411	1,392	1,173
Balance at end of year	$1,933	$2,256	$2,272

Statements of comprehensive loss:

g. Segment information and revenues from principal customers

The Company operates in one operating segment. Disaggregated financial data is provided below as follows: (1) revenues by geographic area; and (2) revenues from principal customers:

1)	Geographic information

Following is a summary of revenues by geographic area. The Company sells its products mainly to telecommunications carriers. Revenues are attributed to geographic areas based on the location of the end users as follows:

	Year ended December 31
	2010	2011	2012
	In thousands
Japan	$3,485	$2,694	$3,587
Germany	1,947	3,308	3,217
India	5,852	2,622	224
Scandinavia	1,360	3,601	1,152
Mexico	538	1,184	1,519
Other	1,449	2,176	1,494
	$14,631	$15,585	$11,193

A majority of the Company's property and equipment is located in Israel.

2)	Revenues from principal customers - revenues from a single customer that exceeds 10% of total revenues in the relevant year:
	Year ended December 31
	2010	2011	2012
	In thousands
Customer A	$3,387	$2,584	$2,835
Customer B	$538	$1,061	$1,498
Customer C	$5,852	$2,622	$224
Customer D	$1,360	$3,601	$1,152
Customer E	$979	$2,905	$2,869

h. Cost of revenues:
	Year ended December 31
	2010	2011	2012
	In thousands
Materials consumed, subcontractors
and other production expenses	$7,380	$6,169	$3,003
Payroll and related expenses	1,173	1,025	487
Depreciation	230	173	135
Other	557	1,279	444
	$9,340	$8,646	$4,069

i. Research and development expenses - net:
	Year ended December 31
	2010	2011	2012
	In thousands
Total expenses	$16,667	$13,118	$8,212
Less - grants and participations, see Note 6a	2,569	3,209	2,689
	$14,098	$9,909	$5,523

j. Financial expenses - net:

Income:
Interest on bank deposits	$17	$35	-,-
Gain and interest on marketable securities	2,167	1,826	$1,299
	$2,184	$1,861	$1,299
Expenses:
Interest in respect of convertible subordinated notes	$1,962	$2,477	$1,752
Amortization of convertible subordinated
notes issuance costs and discount	1,333	894	34
Impairment and loss from the sale of marketable securities	447	3,013	512
Other (mainly currency transaction
losses and bank charges, net)	84	468	474
	3,826	6,852	2,772
	$(1,642)	$(4,991)	$(1,473)
k. Other income:

The Company recorded other income of $369,000 in the year ended December 31, 2011 ($1.6 million in the year ended December 31, 2010) as a result of the sale of an equity investment. In 2012, other income represents capital gain generated from the disposal of fixed assets. Most of the income was generated from insurance compensation on fixed assets that were damaged in a fire that broke out in the Company's server room. This compensation was in the form of new equipment that replaced old fully depreciated equipment. A minority of the amounts was generated from equipment that was sold.

l. Transactions with related parties:

Since July 1, 2003 and through June 30, 2011, the Company has provided Tikcro, a related party, with certain administrative services. The agreement between the parties was terminated on June 30, 2011. The amount paid by Tikcro for such services for each of the two years ended December 31, 2010 was $48,000, and for the period from January 1, 2011 to June 30, 2011 was $24,000.

As to the purchase of shares and warrants by two executives, see note 7e.
As to conversion of convertible notes by two executives, see note 4.
As to a loan granted to the Company by two executives, see note 5.

m. Loss per share:

As of December 31, 2010 and 2011 and 2012, options to purchase a total amount of 5,310,025, 5,099,957 and 9,131,872 shares, respectively, were not taken into account, because of their anti dilutive effect or because performance based options did not have goals which were probable to be met.

As of December 31, 2010 and 2011 and 2012, an aggregate of 1,285,714, 1,285,640 and 5,326,823 shares, respectively, which could be issued in connection with the conversion of Series A Notes, were not taken into account because of their anti-dilutive effect.

As of December 31, 2010 and 2011 and 2012, warrants to purchase a total amount of 2,385,771, 2,529,771 and 2,529,771 shares, were not taken into account, because of their anti dilutive effect.

As of December 31, 2011 and 2012, an aggregate of 3,077,900 and 2,173,825 shares, which could be issued in connection with the conversion of Series B Notes (see note 4) were taken into account because of their dilutive effect.